RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Key Management Personnel [Abstract]
Compensation for key management personnel
Remuneration of Key Management Personnel
Key management personnel include the members of the Board of Directors and the executive leadership team. Compensation for key management personnel (including Directors) was as follows:

For the years ended December 31	2019	2018
Salaries and short-term employee benefits[1]	$22	$19
Post-employment benefits[2]	1	3
Termination Benefits	—	1
Share-based payments and other[3]	28	11
	$51	$34
[1] Includes annual salary and annual short-term incentives/other bonuses earned in the year.
[2] Represents Company contributions to retirement savings plans.
[3] Relates to DSU, RSU, PRSU and LTIP grants and other compensation.